Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	LandStar, Inc.
Entity Central Index Key	0001068689
Document Type	10-12G
Document Period End Date	Sep. 30, 2018
Amendment flag	false
Current Fiscal Year End Date	--12-31
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	LDSR